Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	14. Related Party Transactions For a description of related party transactions, please refer to Note 10 “Ordinary Shares and Equity Incentive Plan—Secondary Transactions.”